As filed with the U.S. Securities and Exchange Commission on September 19, 2019

File Nos. 333-179904 and 811-22649

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 515	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 515	☒

(Check appropriate box or boxes)

iShares U.S. ETF Trust

(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank and Trust Company

1 Lincoln Street

Mail Stop SUM0703

Boston, MA 02111

(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 670-2000

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ.	DEEPA DAMRE, ESQ.
WILLKIE FARR & GALLAGHER LLP	BLACKROCK FUND ADVISORS
787 SEVENTH AVENUE	400 HOWARD STREET
NEW YORK, NY 10019-6099	SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☒	On October 10, 2019, pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 515 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until October 10, 2019, the effectiveness of the registration statement for the iShares California Short Maturity Muni Bond ETF (the “Fund”), filed in Post-Effective Amendment No. 480 on April 11, 2019, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

The effectiveness of the Registration Statement of the Fund was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act as follows:

PEA No.	Date Filed	Automatic Effective Date
493	June 24, 2019	June 28, 2019
494	June 27, 2019	July 26, 2019
501	July 25, 2019	August 23, 2019
508	August 22, 2019	September 20, 2019

This Post-Effective Amendment No. 515 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 480.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 515 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 19th day of September, 2019.

iSHARES U.S. ETF TRUST

By:
Armando Senra*
President

Date: September 19, 2019

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 515 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

By:
Salim Ramji*
Trustee

Date: September 19, 2019

John E. Martinez*
Trustee

Date: September 19, 2019

Cecilia H. Herbert*
Trustee

Date: September 19, 2019

John E. Kerrigan*
Trustee

Date: September 19, 2019

Robert S. Kapito*
Trustee

Date: September 19, 2019

Madhav V. Rajan*
Trustee

Date: September 19, 2019

Jane D. Carlin*
Trustee

Date: September 19, 2019

Drew E. Lawton*
Trustee

Date: September 19, 2019

Richard L. Fagnani*
Trustee

Date: September 19, 2019

/s/ Neal J. Andrews
Neal J. Andrews*
Treasurer and Chief Financial Officer

Date: September 19, 2019

*By:	/s/ Neal J. Andrews
Neal J. Andrews
Attorney-in-fact

Date: September 19, 2019

*

Powers of Attorney, each dated September 13, 2019, for Armando Senra, Salim Ramji, Jane D. Carlin, Cecilia H. Herbert, John E. Kerrigan, John E. Martinez, Madhav V. Rajan, Robert S. Kapito, Drew E. Lawton, Richard L. Fagnani and Neal J. Andrews are filed herein.

POWER OF

ATTORNEY

WITH

RESPECT TO

iSHARES

TRUST,

iSHARES U.S.

ETF TRUST,

iSHARES,

INC. and

iSHARES U.S. ETF COMPANY, INC.

Know all persons by these presents that Robert S. Kapito, a Trustee of iShares Trust and iShares U.S. ETF Trust (each, a “Trust”) and a Director of iShares, Inc. and iShares U.S. ETF Company, Inc. (each, a “Company,” and together with the Trusts, the “Companies”), whose name and signature appears below, constitutes and appoints Armando Senra, Neal Andrews, Marisa Rolland, Deepa Damre, Margery K. Neale, Benjamin J. Haskin, Paul Lohrey and Marybeth Leithead as his attorneys-in-fact, with power of substitution, and each of them in any and all capacities, to sign (i) any registration statement on Form N-1A, Form N-14 or any other applicable registration form under the Investment Company Act of 1940, as amended, and/or under the Securities Act of 1933, as amended, and any and all amendments thereto, filed by the Companies of which he is now or is on the date of such filing a Trustee of the Trust or Director of the Company, (ii) any application, notice or other filings with the Securities and Exchange Commission and any and all amendments thereto, and (iii) any and all other documents and papers, including any exhibits, in connection therewith, and generally to do all such things in his name and on his behalf in the capacities indicated to enable the Companies to comply with the Investment Company Act of 1940, as amended, and/or the Securities Act of 1933, as amended, and the rules thereunder, hereby ratifying and confirming all that said attorneys-in-fact, or their substitute or substitutes, may do or cause to be done by virtue hereof. Should any of those constituted and appointed as attorneys-in-fact hereby no longer be employed by their respective current employer, this Power of Attorney shall terminate and be void as to such attorney-in-fact.

Effective September 13, 2019

/s/ Robert S. Kapito
Name:	Robert S. Kapito

POWER OF

ATTORNEY

WITH

RESPECT TO

iSHARES

TRUST,

iSHARES U.S.

ETF TRUST,

iSHARES,

INC. and

iSHARES U.S. ETF COMPANY, INC.

Know all persons by these presents that Salim Ramji, a Trustee of iShares Trust and iShares U.S. ETF Trust (each, a “Trust”) and a Director of iShares, Inc. and iShares U.S. ETF Company, Inc. (each, a “Company,” and together with the Trusts, the “Companies”), whose name and signature appears below, constitutes and appoints Armando Senra, Neal Andrews, Marisa Rolland, Deepa Damre, Margery K. Neale, Benjamin J. Haskin, Paul Lohrey and Marybeth Leithead as his attorneys-in-fact, with power of substitution, and each of them in any and all capacities, to sign (i) any registration statement on Form N-1A, Form N-14 or any other applicable registration form under the Investment Company Act of 1940, as amended, and/or under the Securities Act of 1933, as amended, and any and all amendments thereto, filed by the Companies of which he is now or is on the date of such filing a Trustee of the Trust or Director of the Company, (ii) any application, notice or other filings with the Securities and Exchange Commission and any and all amendments thereto, and (iii) any and all other documents and papers, including any exhibits, in connection therewith, and generally to do all such things in his name and on his behalf in the capacities indicated to enable the Companies to comply with the Investment Company Act of 1940, as amended, and/or the Securities Act of 1933, as amended, and the rules thereunder, hereby ratifying and confirming all that said attorneys-in-fact, or their substitute or substitutes, may do or cause to be done by virtue hereof. Should any of those constituted and appointed as attorneys-in-fact hereby no longer be employed by their respective current employer, this Power of Attorney shall terminate and be void as to such attorney-in-fact.

Effective September 13, 2019

/s/ Salim Ramji
Name:	Salim Ramji

POWER OF

ATTORNEY

WITH

RESPECT TO

iSHARES

TRUST,

iSHARES U.S.

ETF TRUST,

iSHARES,

INC. and

iSHARES U.S. ETF COMPANY, INC.

Know all persons by these presents that John E. Kerrigan, a Trustee of iShares Trust and iShares U.S. ETF Trust (each, a “Trust”) and a Director of iShares, Inc. and iShares U.S. ETF Company, Inc. (each, a “Company,” and together with the Trusts, the “Companies”), whose name and signature appears below, constitutes and appoints Armando Senra, Neal Andrews, Marisa Rolland, Deepa Damre, Margery K. Neale, Benjamin J. Haskin, Paul Lohrey, and Marybeth Leithead as his attorneys-in-fact, with power of substitution, and each of them in any and all capacities, to sign (i) any registration statement on Form N-1A, Form N-14 or any other applicable registration form under the Investment Company Act of 1940, as amended, and/or under the Securities Act of 1933, as amended, and any and all amendments thereto, filed by the Companies of which he is now or is on the date of such filing a Trustee of the Trust or Director of the Company, (ii) any application, notice or other filings with the Securities and Exchange Commission and any and all amendments thereto, and (iii) any and all other documents and papers, including any exhibits, in connection therewith, and generally to do all such things in his name and on his behalf in the capacities indicated to enable the Companies to comply with the Investment Company Act of 1940, as amended, and/or the Securities Act of 1933, as amended, and the rules thereunder, hereby ratifying and confirming all that said attorneys-in-fact, or their substitute or substitutes, may do or cause to be done by virtue hereof. Should any of those constituted and appointed as attorneys-in-fact hereby no longer be employed by their respective current employer, this Power of Attorney shall terminate and be void as to such attorney-in-fact.

Effective September 13, 2019

/s/ John E. Kerrigan
Name:	John E. Kerrigan

POWER OF

ATTORNEY

WITH

RESPECT TO

iSHARES

TRUST,

iSHARES U.S.

ETF TRUST,

iSHARES,

INC. and

iSHARES U.S. ETF COMPANY, INC.

Know all persons by these presents that John E. Martinez, a Trustee of iShares Trust and iShares U.S. ETF Trust (each, a “Trust”) and a Director of iShares, Inc. and iShares U.S. ETF Company, Inc. (each, a “Company,” and together with the Trusts, the “Companies”), whose name and signature appears below, constitutes and appoints Armando Senra, Neal Andrews, Marisa Rolland, Deepa Damre, Margery K. Neale, Benjamin J. Haskin, Paul Lohrey, and Marybeth Leithead as his attorneys-in-fact, with power of substitution, and each of them in any and all capacities, to sign (i) any registration statement on Form N-1A, Form N-14 or any other applicable registration form under the Investment Company Act of 1940, as amended, and/or under the Securities Act of 1933, as amended, and any and all amendments thereto, filed by the Companies of which he is now or is on the date of such filing a Trustee of the Trust or Director of the Company, (ii) any application, notice or other filings with the Securities and Exchange Commission and any and all amendments thereto, and (iii) any and all other documents and papers, including any exhibits, in connection therewith, and generally to do all such things in his name and on his behalf in the capacities indicated to enable the Companies to comply with the Investment Company Act of 1940, as amended, and/or the Securities Act of 1933, as amended, and the rules thereunder, hereby ratifying and confirming all that said attorneys-in-fact, or their substitute or substitutes, may do or cause to be done by virtue hereof. Should any of those constituted and appointed as attorneys-in-fact hereby no longer be employed by their respective current employer, this Power of Attorney shall terminate and be void as to such attorney-in-fact.

Effective September 13, 2019

/s/ John E. Martinez
Name:	John E. Martinez

POWER OF

ATTORNEY

WITH

RESPECT TO

iSHARES

TRUST,

iSHARES U.S.

ETF TRUST,

iSHARES,

INC. and

iSHARES U.S. ETF COMPANY, INC.

Know all persons by these presents that Cecilia H. Herbert, a Trustee of iShares Trust and iShares U.S. ETF Trust (each, a “Trust”) and a Director of iShares, Inc. and iShares U.S. ETF Company, Inc. (each, a “Company,” and together with the Trusts, the “Companies”), whose name and signature appears below, constitutes and appoints Armando Senra, Neal Andrews, Marisa Rolland, Deepa Damre, Margery K. Neale, Benjamin J. Haskin, Paul Lohrey, and Marybeth Leithead as her attorneys-in-fact, with power of substitution, and each of them in any and all capacities, to sign (i) any registration statement on Form N-1A, Form N-14 or any other applicable registration form under the Investment Company Act of 1940, as amended, and/or under the Securities Act of 1933, as amended, and any and all amendments thereto, filed by the Companies of which she is now or is on the date of such filing a Trustee of the Trust or Director of the Company, (ii) any application, notice or other filings with the Securities and Exchange Commission and any and all amendments thereto, and (iii) any and all other documents and papers, including any exhibits, in connection therewith, and generally to do all such things in her name and on her behalf in the capacities indicated to enable the Companies to comply with the Investment Company Act of 1940, as amended, and/or the Securities Act of 1933, as amended, and the rules thereunder, hereby ratifying and confirming all that said attorneys-in-fact, or their substitute or substitutes, may do or cause to be done by virtue hereof. Should any of those constituted and appointed as attorneys-in-fact hereby no longer be employed by their respective current employer, this Power of Attorney shall terminate and be void as to such attorney-in-fact.

Effective September 13, 2019

/s/ Cecilia H. Herbert
Name:	Cecilia H. Herbert

POWER OF

ATTORNEY

WITH

RESPECT TO

iSHARES

TRUST,

iSHARES U.S.

ETF TRUST,

iSHARES,

INC. and

iSHARES U.S. ETF COMPANY, INC.

Know all persons by these presents that Drew E. Lawton, a Trustee of iShares Trust and iShares U.S. ETF Trust (each, a “Trust”) and a Director of iShares, Inc. and iShares U.S. ETF Company, Inc. (each, a “Company,” and together with the Trusts, the “Companies”), whose name and signature appears below, constitutes and appoints Armando Senra, Neal Andrews, Marisa Rolland, Deepa Damre, Margery K. Neale, Benjamin J. Haskin, Paul Lohrey, and Marybeth Leithead as his attorneys-in-fact, with power of substitution, and each of them in any and all capacities, to sign (i) any registration statement on Form N-1A, Form N-14 or any other applicable registration form under the Investment Company Act of 1940, as amended, and/or under the Securities Act of 1933, as amended, and any and all amendments thereto, filed by the Companies of which he is now or is on the date of such filing a Trustee of the Trust or Director of the Company, (ii) any application, notice or other filings with the Securities and Exchange Commission and any and all amendments thereto, (iii) any and all other documents and papers, including any exhibits, in connection therewith, and generally to do all such things in his name and on his behalf in the capacities indicated to enable the Companies to comply with the Investment Company Act of 1940, as amended, and/or the Securities Act of 1933, as amended, and the rules thereunder, hereby ratifying and confirming all that said attorneys-in-fact, or their substitute or substitutes, may do or cause to be done by virtue hereof. Should any of those constituted and appointed as attorneys-in-fact hereby no longer be employed by their respective current employer, this Power of Attorney shall terminate and be void as to such attorney-in-fact.

Effective September 13, 2019

/s/ Drew E. Lawton
Name:	Drew E. Lawton

POWER OF

ATTORNEY

WITH

RESPECT TO

iSHARES

TRUST,

iSHARES U.S.

ETF TRUST,

iSHARES,

INC. and

iSHARES U.S. ETF COMPANY, INC.

Know all persons by these presents that Richard L. Fagnani, a Trustee of iShares Trust and iShares U.S. ETF Trust (each, a “Trust”) and a Director of iShares, Inc. and iShares U.S. ETF Company, Inc. (each, a “Company,” and together with the Trusts, the “Companies”), whose name and signature appears below, constitutes and appoints Armando Senra, Neal Andrews, Marisa Rolland, Deepa Damre, Margery K. Neale, Benjamin J. Haskin, Paul Lohrey, and Marybeth Leithead as his attorneys-in-fact, with power of substitution, and each of them in any and all capacities, to sign (i) any registration statement on Form N-1A, Form N-14 or any other applicable registration form under the Investment Company Act of 1940, as amended, and/or under the Securities Act of 1933, as amended, and any and all amendments thereto, filed by the Companies of which he is now or is on the date of such filing a Trustee of the Trust or Director of the Company, (ii) any application, notice or other filings with the Securities and Exchange Commission and any and all amendments thereto, (iii) any and all other documents and papers, including any exhibits, in connection therewith, and generally to do all such things in his name and on his behalf in the capacities indicated to enable the Companies to comply with the Investment Company Act of 1940, as amended, and/or the Securities Act of 1933, as amended, and the rules thereunder, hereby ratifying and confirming all that said attorneys-in-fact, or their substitute or substitutes, may do or cause to be done by virtue hereof. Should any of those constituted and appointed as attorneys-in-fact hereby no longer be employed by their respective current employer, this Power of Attorney shall terminate and be void as to such attorney-in-fact.

Effective September 13, 2019

/s/ Richard L. Fagnani
Name:	Richard L. Fagnani

POWER OF

ATTORNEY

WITH

RESPECT TO

iSHARES

TRUST,

iSHARES U.S.

ETF TRUST,

iSHARES,

INC. and

iSHARES U.S. ETF COMPANY, INC.

Know all persons by these presents that Madhav V. Rajan, a Trustee of iShares Trust and iShares U.S. ETF Trust (each, a ‘Trust”) and a Director of iShares, Inc. and iShares U.S. ETF Company, Inc. (each, a “Company,” and together with the Trusts, the “Companies”), whose name and signature appears below, constitutes and appoints Armando Senra, Neal Andrews, Marisa Rolland, Deepa Damre, Margery K. Neale, Benjamin J. Haskin, Paul Lohrey, and Marybeth Leithead as his attorneys-in-fact, with power of substitution, and each of them in any and all capacities, to sign (i) any registration statement on Form N-1A, Form N-14 or any other applicable registration form under the Investment Company Act of 1940, as amended, and/or under the Securities Act of 1933, as amended, and any and all amendments thereto, filed by the Companies of which he is now or is on the date of such filing a Trustee of the Trust or Director of the Company, (ii) any application, notice or other filings with the Securities and Exchange Commission and any and all amendments thereto, and (iii) any and all other documents and papers, including any exhibits, in connection therewith, and generally to do all such things in his name and on his behalf in the capacities indicated to enable the Companies to comply with the Investment Company Act of 1940, as amended, and/or the Securities Act of 1933, as amended, and the rules thereunder, hereby ratifying and confirming all that said attorneys-in-fact, or their substitute or substitutes, may do or cause to be done by virtue hereof. Should any of those constituted and appointed as attorneys-in-fact hereby no longer be employed by their respective current employer, this Power of Attorney shall terminate and be void as to such attorney-in-fact.

Effective September 13, 2019

/s/ Madhav V. Rajan
Name:	Madhav V. Rajan

POWER OF

ATTORNEY

WITH

RESPECT TO

iSHARES

TRUST,

iSHARES U.S.

ETF TRUST,

iSHARES,

INC. and

iSHARES U.S. ETF COMPANY, INC.

Know all persons by these presents that Jane D. Carlin, a Trustee of iShares Trust and iShares U.S. ETF Trust (each, a “Trust”) and a Director of iShares, Inc. and iShares U.S. ETF Company, Inc. (each, a “Company/ and together with the Trusts, the “Companies”), whose name and signature appears below, constitutes and appoints Armando Senra, Neal Andrews, Marisa Rolland, Deepa Damre, Margery K. Neale, Benjamin J. Haskin, Paul Lohrey, and Marybeth Leithead as her attorneys-in-fact, with power of substitution, and each of them in any and all capacities, to sign (i) any registration statement on Form N-1A, Form N- 14 or any other applicable registration form under the Investment Company Act of 1940, as amended, and/or under the Securities Act of 1933, as amended, and any and all amendments thereto, filed by the Companies of which she is now or is on the date of such filing a Trustee of the Trust or Director of the Company, (ii) any application, notice or other filings with the Securities and Exchange Commission and any and all amendments thereto, and (iii) any and all other documents and papers, including any exhibits, in connection therewith, and generally to do all such things in her name and on her behalf in the capacities indicated to enable the Companies to comply with the Investment Company Act of 1940, as amended, and/or the Securities Act of 1933, as amended, and the rules thereunder, hereby ratifying and confirming all that said attorneys-in-fact, or their substitute or substitutes, may do or cause to be done by virtue hereof. Should any of those constituted and appointed as attorneys-in-fact hereby no longer be employed by their respective current employer, this Power of Attorney shall terminate and be void as to such attorney-in-fact.

Effective September 13, 2019

/s/ Jane D. Carlin
Name:	Jane D. Carlin

POWER OF

ATTORNEY

WITH

RESPECT TO

iSHARES

TRUST,

iSHARES U.S.

ETF TRUST,

iSHARES,

INC. and

iSHARES U.S. ETF COMPANY, INC.

Know all persons by these presents that Armando Senra, President and Principal Executive Officer of iShares Trust and iShares U.S. ETF Trust (each, a “Trust”) and President and Principal Executive Officer of iShares, Inc. and iShares U.S. ETF Company, Inc. (each, a “Company,” and together with the Trusts, the “Companies”), whose name and signature appears below, constitutes and appoints Neal Andrews, Marisa Rolland, Deepa Damre, Margery K. Neale, Benjamin J. Haskin, Paul Lohrey, and Marybeth Leithead as his attorneys-in-fact, with power of substitution, and each of them in any and all capacities, to sign (i) any registration statement on Form N-1A, Form N-14 or any other applicable registration form under the Investment Company Act of 1940, as amended, and/or under the Securities Act of 1933, as amended, and any and all amendments thereto, filed by the Companies of which he is now or is on the date of such filing a President and Principal Executive Officer of the Trust or President and Principal Executive Officer of the Company, (ii) any application, notice or other filings with the Securities and Exchange Commission and any and all amendments thereto, and (iii) any and all other documents and papers, including any exhibits, in connection therewith, and generally to do all such things in his name and on his behalf in the capacities indicated to enable the Companies to comply with the Investment Company Act of 1940, as amended, and/or the Securities Act of 1933, as amended, and the rules thereunder, hereby ratifying and confirming all that said attorneys-in-fact, or their substitute or substitutes, may do or cause to be done by virtue hereof. Should any of those constituted and appointed as attorneys-in-fact hereby no longer be employed by their respective current employer, this Power of Attorney shall terminate and be void as to such attorney-in-fact.

Effective September 13, 2019

/s/ Armando Senra
Name:	Armando Senra

POWER OF

ATTORNEY

WITH

RESPECT TO

iSHARES

TRUST,

iSHARES U.S.

ETF TRUST,

iSHARES,

INC. and

iSHARES U.S. ETF COMPANY, INC.

Know all persons by these presents that Neal J. Andrews is Treasurer and Chief Financial Officer of iShares Trust and iShares U.S. ETF Trust (each, a ‘Trust”) and Treasurer and Chief Financial Officer of iShares, Inc. and iShares U.S. ETF Company, Inc. (each, a “Company,” and together with the Trusts, the “Companies”), whose name and signature appears below, constitutes and appoints Armando Senra, Ben Archibald, Deepa Damre, Lezlie Iannone, and Mary Miley as his attorneys-in-fact, with power of substitution, and each of them in any and all capacities, to sign (i) any registration statement on Form N-1A, Form N-14 or any other applicable registration form under the Investment Company Act of 1940, as amended, and/or under the Securities Act of 1933, as amended, and any and all amendments thereto, filed by the Companies of which he is now or is on the date of such filing a Treasurer and Chief Financial Officer of the Trust or of the Company, (ii) any application, notice or other filings with the Securities and Exchange Commission and any and all amendments thereto, and (iii) any and all other documents and papers, including any exhibits, in connection therewith, and generally to do all such things in his name and on his behalf in the capacities indicated to enable the Companies to comply with the Investment Company Act of 1940, as amended, and/or the Securities Act of 1933, as amended, and the rules thereunder, hereby ratifying and confirming all that said attorneys-in-fact, or their substitute or substitutes, may do or cause to be done by virtue hereof. Should any of those constituted and appointed as attorneys-in-fact hereby no longer be employed by their respective current employer, this Power of Attorney shall terminate and be void as to such attorney-in-fact.

Effective September 13, 2019

/s/ Neal J. Andrews
Name:	Neal J. Andrews

iSHARES U.S. ETF TRUST

OFFICER’S CERTIFICATE

I, Allison Pristash, the duly appointed Assistant Secretary of iShares U.S. ETF Trust (the “Trust”), do hereby certify that attached hereto as Exhibit A is a true and correct copy of the resolution from the meeting of the Board of Trustees of the Trust (the “Board”) held on September 12-13, 2019 (the “Meeting”). The resolution was duly adopted by the Board at the Meeting. The resolution has not been modified or rescinded since its adoption and is in full force and effect as of the date hereof.

IN WITNESS WHEREOF, I have executed this Certificate on this 13th day of September, 2019.

By:	/s/ Allison Pristash
	Name:	Allison Pristash
	Title:	Assistant Secretary

Exhibit A

RESOLUTION OF THE BOARD

APPROVAL OF AUTHORIZATION OF CERTAIN OFFICERS OF THE FUNDS TO SIGN ON BEHALF OF THE COMPANIES PURSUANT TO A POWER OF ATTORNEY

iShares Trust

iShares, Inc.

iShares U.S. ETF Company, Inc.

iShares U.S. ETF Trust

RESOLVED, that Neal Andrews, Marisa Rolland, Deepa Damre, Margery K. Neale, Benjamin J. Haskin, Paul Lohrey and Marybeth Leithead be, and each of them hereby is, authorized to sign (i) any registration statement on Form N-1A, Form N-14 or any other applicable registration form under the Investment Company Act of 1940, as amended, and/or under the Securities Act of 1933, as amended, and any and all amendments thereto, filed by the Companies of which Armando Senra is now or is on the date of such filing the President and Principal Executive Officer of the Trust or President and Principal Executive Officer of the Company, (ii) any application, notice or other filings with the Securities and Exchange Commission and any and all amendments thereto, and (iii) any and all other documents and papers, including any exhibits, in connection therewith, and generally to do all such things in his name and on his behalf in the capacities indicated to enable the Companies to comply with the Investment Company Act of 1940, as amended, and/or the Securities Act of 1933, as amended, and the rules thereunder on behalf of Armando Senra, pursuant to the power of attorney signed by Armando Senra on September 13, 2019.

FURTHER RESOLVED, that Armando Senra, Ben Archibald, Deepa Damre, Lezlie Iannone and Mary Miley be, and each of them hereby is, authorized to sign (i) any registration statement on Form N-1A, Form N-14 or any other applicable registration form under the Investment Company Act of 1940, as amended, and/or under the Securities Act of 1933, as amended, and any and all amendments thereto, filed by the Companies of which he is now or is on the date of such filing the Treasurer and Chief Financial Officer of the Trust or of the Company, (ii) any application, notice or other filings with the Securities and Exchange Commission and any and all amendments thereto, and (iii) any and all other documents and papers, including any exhibits, in connection therewith, and generally to do all such things in his name and on his behalf in the capacities indicated to enable the Companies to comply with the Investment Company Act of 1940, as amended, and/or the Securities Act of 1933, as amended, and the rules thereunder on behalf of Neal J. Andrews, pursuant to the power of attorney signed by Neal J. Andrews on September 13, 2019.